Loss Per Share (Schedule of Computation of Basic and Diluted Net Loss Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Tuniu Corporation	¥ (2,427,091)	$ (349,574)	¥ (1,459,379)	¥ (447,858)
Deemed dividends upon redesignation of Series D Preferred Shares				(15,606)
Net loss attributable to ordinary shareholders	¥ (2,427,197)	$ (349,589)	¥ (1,459,379)	¥ (463,464)
Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted (in shares)	373,347,855	373,347,855	248,362,837	105,746,313
Basic and diluted net loss per share attributable to the Company's ordinary shareholders (in dollars per share) | (per share)	¥ (6.50)	$ (0.94)	¥ (5.88)	¥ (4.38)
Preferred D Shares [Member]
Numerator:
Deemed dividends upon redesignation of Series D Preferred Shares	¥ 0	$ 0	¥ 0	¥ (15,606)
Parent Company [Member]
Numerator:
Net loss attributable to Tuniu Corporation	(2,427,091)	(349,574)	(1,459,379)	(447,858)
Deemed dividends upon redesignation of Series D Preferred Shares				(15,606)
Net loss attributable to ordinary shareholders	¥ (2,427,197)	$ (349,589)	¥ (1,459,379)	¥ (463,464)